Prepaid and other assets - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Miscellaneous other receivables, VAT	$ 15,653	$ 17,710
Miscellaneous other receivables, advance payments	5,305	5,457
Down payments	4,259	4,134
Eco-tax natural gas	5,859	3,696
Miscellaneous other receivables, guarantee deposits	1,667	1,661
Other unamortized transaction costs	2,393	1,499
Transaction costs	$ 1,763	$ 919